Risk management (Tables)	12 Months Ended
Dec. 31, 2022
Statement [LineItems]
Summary of Reconcilation of Change in Fair Value of Financial Instruments Outstanding
The following table reconciles the changes in the fair value of financial instruments outstanding:

	Year ended December 31
Risk management asset (liability)	2022	2021

Balance, beginning of year	$(2.4)	$0.2
Unrealized gain (loss) on financial instruments:
Oil	4.0	(3.4)
Natural gas	4.6	0.8
Total fair value, end of year	$6.2	$(2.4)

Current asset portion	$6.2	$1.8
Current liability portion	$-	$(4.2)

Schedule of Financial Instruments Outstanding
Obsidian Energy had the following financial instruments outstanding as at December 31, 2022. Fair values are determined using external counterparty information, which is compared to observable market data. The Company limits our credit risk by executing counterparty risk procedures which include transacting only with institutions within our syndicated credit facility or companies with high credit ratings and by obtaining financial security in certain circumstances.

	Notional Volume	Remaining Term	Swap Price	Fair value (millions)

AECO
AECO Swap	14,976 mcf/d	February 2023 - March 2023	$6.18/mcf	$1.4
AECO Swap	27,487 mcf/d	April 2023 - October 2023	$4.07/mcf	4.8

Total				$6.2

Disclosure Details Of Financial Contracts One
Subsequent to December 31, 2022, the Company entered into the following additional financial hedges:

	Notional Volume	Remaining Term	Swap Price

AECO
AECO Swap	16,587 mcf/d	March 2023	$3.13 /mcf
AECO Swap	19,904 mcf/d	April 2023 - October 2023	$2.85/mcf
AECO Swap	16,587 mcf/d	November 2023 - March 2024	$3.57/mcf

Components of Risk Management on Consolidated Statements of Income
The components of risk management on the Consolidated Statements of Income are as follows:

	Year ended December 31
	2022	2021

Realized
Settlement of oil contracts	$(25.5)	$(7.8)
Settlement of natural gas contracts	(6.4)	(4.2)
Total realized risk management loss	$(31.9)	$(12.0)

Unrealized
Oil contracts	$4.0	$(3.4)
Natural gas contracts	4.6	0.8
Total unrealized risk management gain (loss)	8.6	(2.6)
Risk management loss	$(23.3)	$(14.6)

Disclosure of Detailed Information about Accounts Receivable	As at December 31, the following accounts receivable amounts were outstanding:

	Current	30-90 days	90+ days	Total
2022	$76.5	$5.1	$1.0	$82.6
2021	$62.0	$5.1	$1.8	$68.9

Summary of Estimated Future Obligations for Non-Derivative Financial Liabilities
The following table outlines estimated future obligations for non-derivative
financial liabilities as at December 31, 202
2
:

	Long-term debt	Accounts payable & accrued liabilities	Share-based compensation accrual	Total
2023	$-	$161.2	$24.4	$185.6
2024	105.0	-	7.2	112.2
2025	-	-	0.7	0.7
2026	-	-	-	-
2027	127.6	-	-	127.6
Thereafter	$-	$-	$-	$-